Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2018
Registrant Name	Trust for Advised Portfolios
Central Index Key	0001261788
Amendment Flag	false
Document Creation Date	Jan. 28, 2019
Document Effective Date	Jan. 31, 2019
Prospectus Date	Jan. 31, 2019
Miller Income Fund | Class I
Prospectus:
Trading Symbol	LMCLX
Miller Income Fund | Class IS
Prospectus:
Trading Symbol	LMCMX
Miller Income Fund | Class A
Prospectus:
Trading Symbol	LMCJX
Miller Income Fund | Class C
Prospectus:
Trading Symbol	LCMNX
Miller Income Fund | Class FI
Prospectus:
Trading Symbol	LMCKX